Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		£ 35,546,000	£ (27,025,000)
(Credited)/expensed to the statement of profit or loss (Note 10)		(29,431,000)	64,019,000	£ 1,426,000
Expensed/(credited) to other comprehensive income (Note 10)		1,287,000	(1,448,000)	(1,901,000)
Net deferred tax liability/(asset) at end of year		£ 7,402,000	35,546,000	(27,025,000)
US
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(58,362,000)
(Credited)/expensed to the statement of profit or loss (Note 10)			61,757,000	475,000
Expensed/(credited) to other comprehensive income (Note 10)			£ (3,395,000)	(422,000)
Net deferred tax liability/(asset) at end of year				£ (58,362,000)
Tax rate		21.00%	21.00%	21.00%
Unrecognised deferred tax assets		£ 87,609,000	£ 97,187,000
US | Foreign tax credits
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(27,815,000)
(Credited)/expensed to the statement of profit or loss (Note 10)			31,779,000
Expensed/(credited) to other comprehensive income (Note 10)			(3,964,000)
Net deferred tax liability/(asset) at end of year				£ (27,815,000)
Unrecognised deferred tax assets		25,678,000
US | Net operating losses
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		(3,359,000)	(9,537,000)
(Credited)/expensed to the statement of profit or loss (Note 10)		(4,492,000)	6,328,000
Expensed/(credited) to other comprehensive income (Note 10)			(150,000)
Net deferred tax liability/(asset) at end of year		(7,851,000)	(3,359,000)	(9,537,000)
Unrecognised deferred tax assets		46,670,000
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(2,296,000)
(Credited)/expensed to the statement of profit or loss (Note 10)		4,575,000	1,577,000
Expensed/(credited) to other comprehensive income (Note 10)			719,000
Net deferred tax liability/(asset) at end of year		4,575,000		(2,296,000)
US | Intangible assets
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(9,070,000)
(Credited)/expensed to the statement of profit or loss (Note 10)			9,070,000
Net deferred tax liability/(asset) at end of year				(9,070,000)
Unrecognised deferred tax assets		4,088,000
US | Deferred revenue
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(5,831,000)
(Credited)/expensed to the statement of profit or loss (Note 10)			5,831,000
Net deferred tax liability/(asset) at end of year				(5,831,000)
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		3,359,000	3,118,000
(Credited)/expensed to the statement of profit or loss (Note 10)		(83,000)	241,000
Net deferred tax liability/(asset) at end of year		3,276,000	3,359,000	3,118,000
US | Salary not paid with 2.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets		5,892,000
US | Other
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year			(6,931,000)
(Credited)/expensed to the statement of profit or loss (Note 10)			6,931,000
Net deferred tax liability/(asset) at end of year				(6,931,000)
Unrecognised deferred tax assets		5,281,000
UK
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		35,546,000	31,337,000
(Credited)/expensed to the statement of profit or loss (Note 10)		(29,431,000)	2,262,000	951,000
Expensed/(credited) to other comprehensive income (Note 10)		1,287,000	1,947,000	(1,479,000)
Net deferred tax liability/(asset) at end of year		£ 7,402,000	£ 35,546,000	31,337,000
Tax rate	25.00%	19.00%	19.00%
Non-cash deferred tax charge			£ 11,224,000	3,915,000
Unrecognised deferred tax assets		£ 0	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		609,000	608,000
(Credited)/expensed to the statement of profit or loss (Note 10)		(229,000)	1,000
Net deferred tax liability/(asset) at end of year		380,000	609,000	608,000
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		17,482,000	13,290,000
(Credited)/expensed to the statement of profit or loss (Note 10)		(5,000)	4,192,000
Net deferred tax liability/(asset) at end of year		17,477,000	17,482,000	13,290,000
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		17,442,000	13,735,000
(Credited)/expensed to the statement of profit or loss (Note 10)		(631,000)	3,707,000
Net deferred tax liability/(asset) at end of year		16,811,000	17,442,000	13,735,000
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		(12,180,000)
(Credited)/expensed to the statement of profit or loss (Note 10)		(32,427,000)	(12,180,000)
Expensed/(credited) to other comprehensive income (Note 10)		40,000
Net deferred tax liability/(asset) at end of year		(44,567,000)	(12,180,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		15,000,000	9,881,000
(Credited)/expensed to the statement of profit or loss (Note 10)		1,359,000	5,119,000
Net deferred tax liability/(asset) at end of year		16,359,000	15,000,000	9,881,000
UK | Other
Movements in net deferred tax asset
Net deferred tax liability/(asset) at beginning of year		(2,807,000)	(6,177,000)
(Credited)/expensed to the statement of profit or loss (Note 10)		2,502,000	1,423,000
Expensed/(credited) to other comprehensive income (Note 10)		1,247,000	1,947,000
Net deferred tax liability/(asset) at end of year		942,000	£ (2,807,000)	£ (6,177,000)
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax liability/(asset) at end of year		£ 7,402,000